RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF PROMISSORY NOTES EXECUTED

Promissory Notes Executed:

March 3, 2025	$60,000
March 28, 2025	$75,000
April 22, 2025	$25,000
April 30, 2025	$75,000
May 20, 2025	$25,000
May 30, 2025	$77,300
June 9, 2025	$28,000
June 30, 2025	$50,000
July 17, 2025	$100,000
July 31, 2025	$50,000
August 8, 2025	$25,000
August 18, 2025	$25,000
August 19, 2025	$15,000
August 25, 2025	$100,000
September 24, 2025	$24,000
September 30, 2025	$71,400
$825,700